Leases (Tables)	12 Months Ended
Jan. 31, 2023
Leases [Abstract]
Schedule of changes in right of use assets
The following table explains the changes in
right-of-use
assets during the year ended January 31, 2023:

	Carrying amount as at January 31, 2022	Additions	Depreciation	Effect of foreign currency exchange rate changes	Termination, remeasurement and other [a]	Carrying amount as at January 31, 2023
Building & land	$117.7	$59.2	$(30.7)	$2.0	$15.0	$163.2
Equipment	14.9	7.0	(6.5)	0.7	1.0	17.1
Other	0.1	—	—	(0.1)	—	—
Total	$132.7	$66.2	$(37.2)	$2.6	$16.0	$180.3

[a] Includes $3.4 million related to business combinations

The following table explains the changes in right-of-use assets during the year ended January 31, 2022:

	Carrying amount as at January 31, 2021	Additions	Depreciation	Effect of foreign currency exchange rate changes	Termination, remeasurement and other [a]	Carrying amount as at January 31, 2022
Building & land	$198.0	$17.1	$(29.9)	$(3.1)	$(64.4)	$117.7
Equipment	16.1	5.8	(6.3)	(0.3)	(0.4)	14.9
Other	0.1	0.1	—	(0.1)	—	0.1
Total	$214.2	$23.0	$(36.2)	$(3.5)	$(64.8)	$132.7
[a]
During the year ended January 31, 2022, the Company acquired two of its leased production facilities in Mexico. Consequently, the leases related to this transaction were terminated and reclassified as property, plant and equipment.

Schedule of changes in lease liabilities
The following table explains the changes in lease liabilities during the year ended January 31, 2023:

	Carrying amount as at January 31, 2022	Issuance	Interest	Repayment [a]	Effect of foreign currency exchange rate changes	Termination, remeasurement and other [b]	Carrying amount as at January 31, 2023
Lease liabilities	$146.9	$60.4	$5.4	$(40.8)	$3.1	$21.9	$196.9

[a] Includes $5.4 million of interest paid. [b] Includes $3.4 million related to business combinations

The following table explains the changes in lease liabilities during the year ended January 31, 2022:
	Carrying amount as at January 31, 2021	Issuance	Interest	Repayment [a]	Effect of foreign currency exchange rate changes	Termination, remeasurement and other	Carrying amount as at January 31, 2022
Lease liabilities	$239.8	$23.4	$7.2	$(42.5)	$(2.1)	$(78.9)	$146.9
[a]
Includes $7.2 million of interest paid.